UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2013

(3rd Quarter End Portfolio Holdings)

Item 1.   SCHEDULE OF INVESTMENTS.

Trilogy Global Equity Fund

Schedule of Portfolio Investments

January 31, 2013 (unaudited)

	Shares	Value
Common Stocks—94.9%
Consumer Discretionary—15.1%
Bed Bath & Beyond, Inc. (United States)*	7,900	$463,730
Carnival PLC (United Kingdom)	8,202	332,468
Daimler AG (Germany)	11,770	685,035
Eutelsat Communications SA (France)	13,877	476,690
Hennes & Mauritz AB, B Shares (Sweden)	29,198	1,074,350
Honda Motor Co., Ltd. (Japan)	21,600	816,463
Hyatt Hotels Corp., Class A (United States)*	9,800	392,686
Hyundai Motor Co. (South Korea)	2,510	472,662
Li & Fung, Ltd. (Hong Kong)	233,000	326,769
Lululemon Athletica, Inc. (Canada)*	6,600	455,400
McGraw-Hill Cos., Inc., The (United States)	6,000	345,120
NIKE, Inc., Class B (United States)	6,958	376,080
Nissan Motor Co., Ltd. (Japan)	33,500	342,992
Nitori Holdings Co., Ltd. (Japan)	11,564	882,697
PetSmart, Inc. (United States)	5,600	366,296
priceline.com, Inc. (United States)*	1,840	1,261,265
Publicis Groupe SA (France)	10,121	662,293
Ross Stores, Inc. (United States)	6,000	358,200
Start Today Co., Ltd. (Japan)	18,600	178,993
Toyota Motor Corp. (Japan)	7,771	371,178
Urban Outfitters, Inc. (United States)*	20,400	872,916
Viacom, Inc., Class B (United States)	6,000	362,100
Total Consumer Discretionary		11,876,383
Consumer Staples—7.8%
Anheuser-Busch InBev N.V. (Belgium)	10,887	957,926
Archer-Daniels-Midland Co. (United States)	13,400	382,302
British American Tobacco PLC (United Kingdom)	23,096	1,200,330
Carlsberg A/S, Class B (Denmark)	4,191	448,305
Japan Tobacco, Inc. (Japan)	13,000	405,614
Jeronimo Martins SGPS, S.A. (Portugal)	51,033	1,085,652
Monster Beverage Corp. (United States)*	9,999	478,952
Philip Morris International, Inc. (United States)	7,711	679,802
TESCO PLC (United Kingdom)	84,423	477,125
Total Consumer Staples		6,116,008
Energy—11.1%
Apache Corp. (United States)	12,311	1,031,169
BG Group PLC (United Kingdom)	61,500	1,091,553
CNOOC, Ltd. (China)	178,000	366,303
Gazprom OAO, Sponsored ADR (Russia)	45,540	428,895
Helmerich & Payne, Inc. (United States)	4,500	289,530
Inpex Corp. (Japan)	50	289,489

	Shares	Value
Noble Energy, Inc. (United States)	4,295	$462,958
Occidental Petroleum Corp. (United States)	6,720	593,174
Petroleo Brasileiro, S.A., ADR (Brazil)	24,100	440,548
Saipem S.p.A. (Italy)	7,002	198,818
Schlumberger, Ltd. (United States)	16,312	1,273,152
Superior Energy Services, Inc. (United States)*	16,100	402,017
Total SA (France)	11,532	624,942
Transocean, Ltd. (Switzerland)	22,837	1,295,086
Total Energy		8,787,634
Financials—18.5%
Akbank T.A.S. (Turkey)	44,761	226,350
Allianz SE (Germany)	4,674	668,785
Banco Bradesco, S.A., ADR (Brazil)	29,855	548,735
BB&T Corp. (United States)	10,900	330,052
Blackstone Group, L.P., The (United States)	38,600	714,100
BNP Paribas SA (France)	8,380	525,794
Credit Suisse Group AG (Switzerland)*	47,369	1,398,940
Goldman Sachs Group, Inc., The (United States)	5,071	749,798
HSBC Holdings PLC (United Kingdom)	124,350	1,414,072
Industrial & Commercial Bank of China, Ltd., Class H (China)	981,700	739,328
Intesa Sanpaolo S.p.A (Italy)	265,122	540,408
JPMorgan Chase & Co. (United States)	23,515	1,106,381
Lincoln National Corp. (United States)	11,800	341,964
MetLife, Inc. (United States)	19,900	743,066
Sberbank of Russia, Sponsored ADR (Russia)	31,394	463,168
Schroders PLC (United Kingdom)	18,890	580,485
Societe Generale SA (France)*	32,849	1,483,316
Sony Financial Holdings, Inc. (Japan)	14,580	246,260
Sumitomo Mitsui Financial Group, Inc. (Japan)	22,181	890,875
Wells Fargo & Co. (United States)	25,876	901,261
Total Financials		14,613,138
Health Care—5.7%
Agilent Technologies, Inc. (United States)	28,846	1,291,724
Express Scripts Holding Co. (United States)*	9,879	527,736
Sanofi (France)	7,658	746,544
Shire PLC (Ireland)	12,564	420,292
Sonova Holding AG (Switzerland)*	9,397	1,086,766
St Jude Medical, Inc. (United States)	9,900	402,930
Total Health Care		4,475,992
Industrials—9.6%
Assa Abloy AB, Class B (Sweden)	7,737	289,462

Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—9.6% (continued)
Delta Air Lines, Inc. (United States)*	20,061	$278,647
FANUC Corp. (Japan)	4,680	730,317
Fiat Industrial S.p.A. (Italy)	44,857	577,268
G4S PLC (United Kingdom)	139,793	615,346
General Electric Co. (United States)	19,900	443,372
Hutchison Whampoa, Ltd. (Hong Kong)	49,597	554,350
Kuehne + Nagel International AG (Switzerland)	5,106	599,377
Michael Page International PLC (United Kingdom)	77,700	501,730
Prysmian S.p.A. (Italy)	17,232	368,269
Ryanair Holdings PLC, Sponsored ADR (Ireland)	28,783	1,121,098
United Continental Holdings, Inc. (United States)*	19,833	478,967
United Parcel Service, Inc., Class B (United States)	5,500	436,095
Wolseley PLC (Switzerland)	12,469	581,852
Total Industrials		7,576,150
Information Technology—19.3%
Apple, Inc. (United States)	3,333	1,517,548
Baidu, Inc., Sponsored ADR (China)*	5,576	603,881
Broadcom Corp., Class A (United States)	12,600	408,870
Check Point Software Technologies, Ltd. (Israel)*	23,290	1,164,500
Cognizant Technology Solutions Corp., Class A (United States)*	10,453	817,216
eBay, Inc. (United States)*	6,352	355,267
EMC Corp. (United States)*	13,500	332,235
Google, Inc., Class A (United States)*	4,039	3,052,232
Infosys, Ltd., Sponsored ADR (India)	6,010	316,847
Marvell Technology Group, Ltd. (Bermuda)	37,829	349,918
Microsoft Corp. (United States)	63,863	1,754,317
NVIDIA Corp. (United States)	26,000	318,760
ON Semiconductor Corp. (United States)*	49,460	388,261
QUALCOMM, Inc. (United States)	6,800	449,004
Samsung Electronics Co., Ltd., GDR (South Korea)	1,433	951,037
SAP AG (Germany)	18,781	1,540,169
Synopsys, Inc. (United States)*	10,200	341,088
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	17,348	307,754

	Shares	Value
Toshiba Corp. (Japan)	49,600	$220,850
Total Information Technology		15,189,754
Materials—4.8%
BHP Billiton PLC (United Kingdom)	14,702	504,157
CRH PLC (Ireland)	22,618	487,426
Israel Chemicals, Ltd. (Israel)	34,621	459,825
Monsanto Co. (United States)	7,433	753,335
Newmont Mining Corp. (United States)	9,800	421,008
Praxair, Inc. (United States)	3,300	364,221
Syngenta AG (Switzerland)	1,000	430,038
Xstrata PLC (Switzerland)	17,960	336,350
Total Materials		3,756,360
Telecommunication Services—1.7%
America Movil, S.A.B de C.V., Series L, ADR (Mexico)	17,900	450,364
Softbank Corp. (Japan)	7,300	260,112
Vodafone Group PLC (United Kingdom)	231,433	631,615
Total Telecommunication Services		1,342,091
Utilities—1.3%
AES Corp., The (United States)	44,891	486,618
ITC Holdings Corp. (United States)	7,000	567,000
Total Utilities		1,053,618
Total Common Stocks (cost $67,284,497)		74,787,128
Exchange Traded Notes—0.6% iPath MSCI India Index ETN (United States)* (cost $416,488)	7,540	465,753
Warrants—0.7%
Housing Development Finance Corp., (United States)* (cost $526,098)	36,866	544,798
Other Investment Companies—3.5%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $2,724,933)	2,724,933	2,724,933
Total Investments—99.7% (cost $70,952,016)		78,522,612
Other Assets, less Liabilities—0.3%		250,097
Net Assets—100.0%		$78,772,709

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments

January 31, 2013 (unaudited)

	Shares	Value
Common Stocks—97.1%
Consumer Discretionary—14.2%
Anta Sports Products, Ltd. (China)	794,949	$742,062
Belle International Holdings, Ltd. (Hong Kong)	269,000	598,292
Corp. GEO, S.A.B. de C.V., Series B (Mexico)*	51,612	60,483
Ctrip.com International, Ltd., ADR (China)*	31,227	618,607
Dongfeng Motor Group Co., Ltd., Class H (China)	739,000	1,209,578
Genting Bhd (Malaysia)	384,949	1,176,769
Hyundai Department Store Co., Ltd. (South Korea)	4,425	656,843
Hyundai Motor Co. (South Korea)	12,746	2,400,219
Imperial Holdings, Ltd. (South Africa)	34,821	758,139
Mando Corp. (South Korea)	5,591	621,295
MRV Engenharia e Participacoes, S.A. (Brazil)	116,374	666,213
Naspers, Ltd., N Shares (South Africa)	34,439	2,222,743
Parkson Retail Group, Ltd. (China)	1,125,100	867,814
Woongjin Coway Co., Ltd. (South Korea)	35,070	1,523,347
Total Consumer Discretionary		14,122,404
Consumer Staples—6.4%
Anadolu Efes Biracilik Ve Malt Sanayii A.S. (Turkey)	25,844	386,068
E-Mart Co., Ltd. (South Korea)	6,883	1,528,772
Hengan International Group Co., Ltd. (China)	53,900	540,664
Jeronimo Martins SGPS, S.A. (Portugal)	55,777	1,186,573
Natura Cosmeticos S.A. (Brazil)	32,138	866,654
SABMiller PLC (United Kingdom)	36,264	1,785,472
Total Consumer Staples		6,294,203
Energy—9.6%
Adaro Energy Tbk PT (Indonesia)	6,625,104	1,122,797
China Shenhua Energy Co., Ltd., Class H (China)	527,000	2,266,163
CNOOC, Ltd., ADR (Hong Kong)	4,463	916,388
Eurasia Drilling Co., Ltd., GDR (Cayman Islands)	24,214	917,618
Gazprom OAO, Sponsored ADR (Russia)	140,777	1,325,837
Pacific Rubiales Energy Corp. (Canada)	16,035	374,107
Petroleo Brasileiro, S.A., ADR (Brazil)	38,389	701,751
Shougang Fushan Resources Group, Ltd. (Hong Kong)	730,874	313,864
Tambang Batubara Bukit Asam Tbk PT (Indonesia)	378,000	602,518
TMK OAO, GDR (Russia)	33,774	514,236

	Shares	Value
Yanzhou Coal Mining Co., Ltd., Class H (China)	276,293	$470,792
Total Energy		9,526,071
Financials—25.5%
African Bank Investments, Ltd. (South Africa)	254,915	878,810
Axis Bank, Ltd. (India)	46,330	1,311,465
Banco Bradesco, S.A., ADR (Brazil)	80,105	1,472,330
Banco Santander Brasil, S.A., ADR (Brazil)	113,723	843,825
Bancolombia, S.A., Sponsored ADR (Colombia)	10,911	758,424
Bangkok Bank PCL (Thailand)	171,900	1,267,714
Bangkok Bank PCL, Receipt (Thailand)	29,700	208,273
Bank Mandiri Tbk PT (Indonesia)	1,203,461	1,118,819
Bank Pekao S.A. (Poland)	14,747	725,333
CETIP, S.A.—Mercados Organizados (Brazil)	89,625	1,127,429
China Construction Bank Corp., Class H (China)	1,429,000	1,232,700
China Life Insurance Co., Ltd., Class H (China)	228,000	760,935
Dongbu Insurance Co., Ltd. (South Korea)	19,466	835,179
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	146,021	1,005,010
Haci Omer Sabanci Holding A.S. (Turkey)	121,784	701,814
Housing Development Finance Corp. (India)	35,014	518,004
Industrial & Commercial Bank of China, Ltd., Class H (China)	1,993,040	1,500,978
Itau Unibanco Holding, S.A., ADR (Brazil)	73,750	1,270,713
Kasikornbank PCL (Thailand)	228,400	1,532,168
KB Financial Group, Inc., ADR (South Korea)	12,550	443,266
Komercni Banka A.S. (Czech Republic)	1,705	345,203
Power Finance Corp., Ltd. (India)*	102,077	404,760
Sberbank of Russia (Russia)	589,637	2,126,948
Sberbank of Russia, Sponsored ADR (Russia)	26,062	384,503
Shinhan Financial Group Co., Ltd. (South Korea)	17,026	639,680
State Bank of India, Sponsored GDR (India)	8,933	839,748
Turkiye Garanti Bankasi A.S. (Turkey)	208,770	1,046,929
Total Financials		25,300,960
Health Care—3.3%
Aspen Pharmacare Holdings, Ltd. (South Africa)*	40,100	738,396
Diagnosticos da America S.A. (Brazil)	152,580	1,084,193
Mindray Medical International, Ltd., ADR (China)	37,421	1,414,514
Total Health Care		3,237,103

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—4.9%
All America Latina Logistica, S.A. (Brazil)	308,393	$1,342,691
Bidvest Group, Ltd. (South Africa)	35,726	852,864
Globaltrans Investment PLC, GDR (Cayman Islands)	47,140	730,670
Hyundai Glovis Co., Ltd. (South Korea)	2,040	379,974
Samsung Heavy Industries Co., Ltd. (South Korea)	34,350	1,207,002
Tata Motors, Ltd., Sponsored ADR (India)	12,617	348,608
Total Industrials		4,861,809
Information Technology—18.2%
Baidu, Inc., Sponsored ADR (China)*	30,320	3,283,656
Hon Hai Precision Industry Co., Ltd. (Taiwan)	480,111	1,374,566
Infosys, Ltd., Sponsored ADR (India)	27,748	1,462,875
MediaTek, Inc. (Taiwan)	93,921	1,028,707
NHN Corp. (South Korea)	4,701	1,039,659
Samsung Electronics Co., Ltd. (South Korea)	3,048	4,055,163
Synnex Technology International Corp. (Taiwan)	455,366	924,411
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	810,962	2,778,943
Tata Consultancy Services, Ltd. (India)	41,116	1,039,469
Yandex NV, Class A (Netherlands)*	45,180	1,093,808
Total Information Technology		18,081,257
Materials—10.5%
Anhui Conch Cement Co., Ltd., Class H (China)	131,648	516,875
BHP Billiton PLC (United Kingdom)	34,642	1,189,344
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	469,420	1,746,305

	Shares	Value
Huabao International Holdings, Ltd. (Hong Kong)	1,205,000	$658,026
Israel Chemicals, Ltd. (Israel)	75,732	1,005,847
Korea Zinc Co., Ltd. (South Korea)	2,141	754,928
LG Chem, Ltd. (South Korea)	2,164	605,501
Novolipetsk Steel OJSC, GDR (Russia)	39,089	830,056
Uralkali OJSC, GDR (Russia)	42,363	1,611,923
Vale, S.A., Sponsored ADR (Brazil)	75,732	1,527,514
Total Materials		10,446,319
Telecommunication Services—3.7%
America Movil, S.A.B de C.V., Series L, ADR (Mexico)	51,197	1,288,117
Mobile Telesystems OJSC, Sponsored ADR (Russia)	52,931	1,040,623
MTN Group, Ltd. (South Africa)	70,271	1,374,897
Total Telecommunication Services		3,703,637
Utilities—0.8%
GAIL India, Ltd. (India)*	128,280	825,199
Total Common Stocks (cost $91,355,358)		96,398,962
Other Investment Companies—2.0%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $1,956,936)	1,956,936	1,956,936
Total Investments—99.1% (cost $93,312,294)		98,355,898
Other Assets, less Liabilities—0.9%		872,136
Net Assets—100.0%		$99,228,034

Trilogy International Small Cap Fund

Schedule of Portfolio Investments

January 31, 2013 (unaudited)

	Shares	Value
Common Stocks—97.6%
Consumer Discretionary—13.2%
Cia Hering (Brazil)	7,699	$146,453
Daiichikosho Co., Ltd. (Japan)	9,072	221,728
Debenhams PLC (United Kingdom)	90,345	145,149
Hyundai Department Store Co., Ltd. (South Korea)	1,246	184,955
Mando Corp. (South Korea)	1,992	221,359
Nitori Holdings Co., Ltd. (Japan)	2,300	175,562
Piaggio & C S.p.A. (Italy)	82,700	226,336
SAF-Holland, S.A. (Germany)*	53,192	434,432
Stanley Electric Co., Ltd. (Japan)	24,002	393,031
Start Today Co., Ltd. (Japan)	21,386	205,803
Total Consumer Discretionary		2,354,808
Consumer Staples—5.8%
FamilyMart Co., Ltd. (Japan)	4,900	196,838
New Britain Palm Oil, Ltd. (New Guinea)	27,108	241,191
Prince Frog International Holdings, Ltd. (China)	316,610	142,306
PureCircle, Ltd. (Bermuda)*	110,809	450,779
Total Consumer Staples		1,031,114
Energy—8.7%
Awilco LNG AS (Norway)*	24,000	74,715
Electromagnetic GeoServices AS (Norway)*	191,475	391,526
Eurasia Drilling Co., Ltd., GDR (Cayman Islands)	8,600	325,907
Fred Olsen Energy ASA (Norway)	3,450	164,753
Golar LNG, Ltd. (Bermuda)	4,400	180,620
Polarcus, Ltd. (Arab Emirates)*	324,844	408,908
Total Energy		1,546,429
Financials—15.1%
Admiral Group PLC (United Kingdom)	11,692	227,049
Close Brothers Group PLC (United Kingdom)	23,708	372,688
Credit Saison Co., Ltd. (Japan)	13,700	289,905
Dongbu Insurance Co., Ltd. (South Korea)	3,650	156,602
First Pacific Co., Ltd. (Hong Kong)	141,612	182,391
GAM Holding AG (Switzerland)*	15,320	252,498
GP Investments, Ltd., BDR (Bermuda)*	73,597	194,771
IMMOFINANZ AG (Austria)*	60,981	267,148
International Personal Finance PLC (United Kingdom)	52,411	335,495
Lancashire Holdings, Ltd. (Bermuda)	17,405	226,415
Provident Financial PLC (United Kingdom)	7,900	180,736
Total Financials		2,685,698
Health Care—6.5%
Hikma Pharmaceuticals PLC (United Kingdom)	23,941	306,095
Mindray Medical International, Ltd., ADR (China)	8,700	328,860

	Shares	Value
Nobel Biocare Holding AG (Switzerland)*	19,650	$205,817
Sawai Pharmaceutical Co., Ltd. (Japan)	3,087	316,685
Total Health Care		1,157,457
Industrials—26.0%
All America Latina Logistica, S.A. (Brazil)	48,973	213,220
Ashtead Group PLC (United Kingdom)	75,742	545,048
Deutz AG (Germany)*	35,578	209,884
Hitachi Transport System, Ltd. (Japan)	21,667	328,117
Hiwin Technologies Corp. (Taiwan)	21,605	173,618
Intrum Justitia AB (Sweden)	24,174	391,174
KUKA AG (Germany)*	8,744	339,202
Makita Corp. (Japan)	9,374	456,528
Michael Page International PLC (United Kingdom)	39,381	254,294
Prysmian S.p.A. (Italy)	13,103	280,028
Ramirent OYJ (Finland)	47,597	462,224
Rational AG (Germany)	1,060	321,111
Wacker Neuson SE (Germany)	20,965	312,875
Wienerberger AG (Austria)	32,000	327,260
Total Industrials		4,614,583
Information Technology—11.6%
Anite PLC (United Kingdom)	73,704	168,459
Daum Communications Corp. (South Korea)	2,593	243,160
Dialight PLC (United Kingdom)	13,129	231,754
Digital China Holdings, Ltd. (Hong Kong)	116,000	187,438
Monitise PLC (United Kingdom)*	230,555	123,410
NCC Group PLC (United Kingdom)	68,772	152,701
Opera Software ASA (Norway)	58,212	365,063
Simplo Technology Co., Ltd. (Taiwan)	27,489	128,229
Synnex Technology International Corp. (Taiwan)	60,918	123,666
Totvs, S.A. (Brazil)	4,304	93,738
Wirecard AG (Germany)	10,358	235,934
Total Information Technology		2,053,552
Materials—8.9%
Ferrexpo PLC (Switzerland)	62,786	253,325
Kenmare Resources PLC (Ireland)*	303,402	160,169
Medusa Mining, Ltd. (Australia)	60,935	315,396
Synthomer PLC (United Kingdom)	81,232	255,348
Taseko Mines, Ltd. (Canada)*	107,116	355,478
Tiangong International Co., Ltd. (China)	767,655	236,568
Total Materials		1,576,284

Trilogy International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services—1.8%
Inmarsat PLC (United Kingdom)	32,138	$328,569
Total Common Stocks (cost $15,696,996)		17,348,494

	Shares	Value
Other Investment Companies—1.9%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $330,694)	330,694	$330,694
Total Investments—99.5% (cost $16,027,690)		17,679,188
Other Assets, less Liabilities—0.5%		85,705
Net Assets—100.0%		$17,764,893

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2013, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Trilogy Global Equity Fund	$71,252,255	$9,081,293	$(1,810,936)	$7,270,357
Trilogy Emerging Markets Equity Fund	93,461,058	9,951,084	(5,056,244)	4,894,840
Trilogy International Small Cap Fund	16,338,133	2,191,611	(850,556)	1,341,055

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1—inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3—inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Country	Trilogy Global Equity Fund†	Country	Trilogy Global Equity Fund†
Belgium	1.2%	Japan	7.2%
Bermuda	0.4%	Mexico	0.6%
Brazil	1.2%	Portugal	1.4%
Canada	0.6%	Russia	1.1%
China	2.2%	South Korea	1.8%
Denmark	0.6%	Sweden	1.7%
France	5.8%	Switzerland	7.3%
Germany	3.7%	Taiwan	0.4%
Hong Kong	1.1%	Turkey	0.3%
India	0.4%	United Kingdom	9.4%
Ireland	2.6%	United States	44.8%

Israel	2.1%		100.0%

Italy	2.1%

Notes to Schedules of Portfolio Investments (continued)

Country	Trilogy Emerging Markets Equity Fund†
Brazil	11.1%
Cayman Islands	1.7%
China	15.7%
Colombia	0.8%
Czech Republic	0.4%
Hong Kong	2.5%
India	6.9%
Indonesia	2.9%
Israel	1.0%
Malaysia	1.2%
Mexico	4.2%
Netherlands	1.1%
Poland	0.8%
Portugal	1.2%
Russia	8.0%
South Africa	7.0%
South Korea	17.0%
Taiwan	6.2%
Thailand	3.1%
Turkey	2.2%
United Kingdom	3.0%
United States	2.0%

100.0%

Country	Trilogy International Small Cap Fund†
Australia	1.8%
Austria	3.4%
Bermuda	5.9%
Brazil	2.6%
Canada	2.0%
Cayman Islands	1.8%
China	4.0%
Finland	2.6%
Germany	10.5%
Hong Kong	2.1%
Ireland	0.9%
Japan	17.5%
New Guinea	1.4%
Norway	5.6%
South Korea	4.6%
Sweden	2.2%
Switzerland	4.0%
Taiwan	2.4%
United Arab Emirates	2.3%
United Kingdom	20.5%
United States	1.9%

100.0%

†	As a percentage of total market value on January 31, 2013.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of January 31, 2013:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Information Technology	$12,477,698	$2,712,056	—	$15,189,754
Financials	5,435,357	9,177,781	—	14,613,138
Consumer Discretionary	5,432,786	6,443,597	—	11,876,383
Energy	5,787,634	3,000,000	—	8,787,634
Industrials	2,758,179	4,817,971	—	7,576,150
Consumer Staples	1,541,056	4,574,952	—	6,116,008
Health Care	2,222,390	2,253,602	—	4,475,992
Materials	1,538,564	2,217,796	—	3,756,360
Telecommunication Services	450,364	891,727	—	1,342,091
Utilities	1,053,618	—	—	1,053,618
Exchange Traded Notes	465,753	—	—	465,753
Warrants	544,798	—	—	544,798
Other Investment Companies	2,724,933	—	—	2,724,933

Total Investments in Securities	$42,433,130	$36,089,482	—	$78,522,612

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$6,920,997	$18,379,963	—	$25,300,960
Information Technology	5,840,339	12,240,918	—	18,081,257
Consumer Discretionary	2,868,650	11,253,754	—	14,122,404
Materials	3,273,819	7,172,500	—	10,446,319
Energy	1,992,246	7,533,825	—	9,526,071
Consumer Staples	866,654	5,427,549	—	6,294,203
Industrials	2,421,969	2,439,840	—	4,861,809
Telecommunication Services	2,328,740	1,374,897	—	3,703,637
Health Care	2,498,707	738,396	—	3,237,103
Utilities	—	825,199	—	825,199
Other Investment Companies	1,956,936	—	—	1,956,936

Total Investments in Securities	$30,969,057	$67,386,841	—	$98,355,898

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Industrials	$213,220	$4,401,363	—	$4,614,583
Financials	194,771	2,490,927	—	2,685,698
Consumer Discretionary	719,133	1,635,675	—	2,354,808
Information Technology	601,603	1,451,949	—	2,053,552
Materials	610,826	965,458	—	1,576,284
Energy	180,620	1,365,809	—	1,546,429
Health Care	328,860	828,597	—	1,157,457
Consumer Staples	691,970	339,144	—	1,031,114
Telecommunication Services	—	328,569	—	328,569
Other Investment Companies	330,694	—	—	330,694

Total Investments in Securities	$3,871,697	$13,807,491	—	$17,679,188

As of January 31, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

BDR:	Brazilian Depositary Receipt
ETN:	Exchange Traded Notes

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG Funds

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: March 26, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: March 26, 2013